UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)

Common Stocks 97.1%
Australia 0.5%
Austal Ltd. (Cost $2,968,609)	1,553,919	1,789,340
Bahrain 0.1%
Gulf Finance House EC (GDR) 144A (Cost $1,865,768)	82,076	482,607
Belgium 0.4%
Hansen Transmissions International NV* (Cost $2,757,118)	777,427	1,195,865
Brazil 0.6%
Diagnosticos da America SA (Cost $4,503,473)	198,100	1,921,228

Canada 1.7%
CAE, Inc.	452,008	2,646,620
OPTI Canada, Inc.*	459,100	599,029
SunOpta, Inc.*	979,500	2,311,620

(Cost $17,772,946)		5,557,269
China 1.3%
Minth Group Ltd.	5,213,900	2,087,930
Soho China Ltd.	2,154,000	774,153
VanceInfo Technologies, Inc. (ADR)*	286,900	1,348,430

(Cost $5,390,134)		4,210,513
Cyprus 0.8%
Prosafe Production Public Ltd.* (a)	687,900	1,082,436
ProSafe SE* (a) (b)	426,140	1,614,804

(Cost $6,530,421)		2,697,240
France 2.1%
Financiere Marc de Lacharriere SA (a)	59,306	2,199,162
Flamel Technologies SA (ADR)* (a)	579,300	2,421,474
JC Decaux SA (a)	174,021	2,404,474

(Cost $16,866,378)		7,025,110
Germany 13.8%
Fresenius Medical Care AG & Co. KGaA	359,496	16,132,105
Grenkeleasing AG	57,219	1,541,563
M.A.X. Automation AG	783,528	1,901,163
QSC AG*	583,000	822,369
Rational AG (a)	26,092	2,224,662
SGL Carbon AG* (a)	119,900	2,602,398
Software AG	86,466	5,270,076
Stada Arzneimittel AG	230,050	5,608,852
Tognum AG	127,896	1,424,291
United Internet AG (Registered) (a)	655,604	4,784,253
Wincor Nixdorf AG	78,136	3,712,437

(Cost $43,306,630)		46,024,169
Greece 1.6%
Coca-Cola Hellenic Bottling Co. SA	287,250	3,922,221
Hellenic Exchanges SA	231,600	1,476,097

(Cost $6,479,163)		5,398,318
Hong Kong 3.2%
K Wah International Holdings Ltd.	7,509,000	992,178
Kingboard Chemical Holdings Ltd.	2,420,470	3,884,459
Midland Holdings Ltd.	4,650,407	1,366,870
Wing Hang Bank Ltd.	593,700	2,865,555
Xinyi Glass Holdings Co., Ltd.	6,316,000	1,602,274

(Cost $13,038,840)		10,711,336
Ireland 4.3%
Anglo Irish Bank Corp. PLC	658,248	182,892
C&C Group PLC	1,467,403	1,467,065
FBD Holdings PLC	75,000	767,062
ICON PLC (ADR)*	218,900	4,399,890
Kingspan Group PLC	250,915	860,847
Norkom Group PLC*	834,006	640,717
Paddy Power PLC	190,957	2,662,639

Ryanair Holdings PLC*	944,000	3,455,415

(Cost $25,914,916)		14,436,527
Italy 1.1%
Prysmian SpA (Cost $6,320,329)	285,235	3,601,230
Japan 6.8%
AEON Credit Service Co., Ltd.	165,800	1,496,582
AEON Mall Co., Ltd.	343,000	4,685,501
Internet Initiative Japan, Inc.	868	932,213
JAFCO Co., Ltd.	61,500	1,202,726
Mitsubishi UFJ Lease & Finance Co., Ltd.	70,390	1,650,722
Nidec Corp.	75,500	3,569,762
Nitori Co., Ltd.	29,000	2,047,595
Shinko Plantech Co., Ltd.	528,600	4,026,065
Sumitomo Realty & Development Co., Ltd.	172,000	1,970,079
Wacom Co., Ltd. (a)	1,592	1,237,457

(Cost $28,144,878)		22,818,702
Netherlands 5.7%
Arcadis NV (a)	176,416	1,927,305
Chicago Bridge & Iron Co. NV (NY Registered Shares) (a)	175,100	1,971,626
Koninklijke Vopak NV	77,104	2,902,277
QIAGEN NV* (a)	441,900	7,570,092
SBM Offshore NV	377,623	4,568,026

(Cost $21,369,391)		18,939,326
Spain 0.5%
Tecnicas Reunidas SA (Cost $4,058,454)	66,231	1,720,264
Switzerland 1.1%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	40,828	878,511
Partners Group Holding AG	43,800	2,915,047

(Cost $4,415,811)		3,793,558
Taiwan 0.7%
Siliconware Precision Industries Co. (Cost $1,776,016)	2,864,434	2,241,088
United Arab Emirates 0.4%
Lamprell PLC (Cost $3,438,994)	1,053,478	1,269,245
United Kingdom 8.0%
Aegis Group PLC	1,249,027	1,386,523
ARM Holdings PLC	1,475,542	1,963,923
Ashmore Group PLC (a)	1,391,982	2,561,765
Babcock International Group PLC	466,209	3,414,992
Carphone Warehouse Group PLC	863,031	1,270,405
John Wood Group PLC	542,301	1,529,888
Kofax PLC	837,297	1,638,125
Michael Page International PLC	982,427	3,107,652
Serco Group PLC	1,156,925	7,370,910
Xchanging PLC (a)	815,038	2,571,547

(Cost $42,257,057)		26,815,730
United States 42.4%
Advance Auto Parts, Inc.	114,800	3,757,404
Aecom Technology Corp.*	225,287	5,702,014
Aeropostale, Inc.*	108,750	2,295,713

Airgas, Inc.	47,100	1,663,101
Allegheny Energy, Inc.	450,000	14,958,000
American Eagle Outfitters, Inc.	218,700	1,970,487
AMERIGROUP Corp.*	221,800	6,203,746
ANSYS, Inc.*	34,200	850,212
BE Aerospace, Inc.*	185,100	1,789,917
BioMarin Pharmaceutical, Inc.*	86,100	1,658,286
BPZ Resources, Inc.* (a)	254,700	1,467,072
Cameron International Corp.*	40,600	940,296
Carter's, Inc.*	192,400	3,268,876
Chattem, Inc.* (a)	38,332	2,591,243
Cogent, Inc.* (a)	221,700	2,580,588
Deckers Outdoor Corp.*	29,500	1,541,080
Diamond Foods, Inc.	160,800	4,129,344
Dresser-Rand Group, Inc.*	221,100	4,307,028
EMS Technologies, Inc.*	129,300	3,103,200
EXCO Resources, Inc.*	238,026	2,413,584
Foundation Coal Holdings, Inc.	128,200	2,079,404
FTI Consulting, Inc.* (a)	156,250	6,407,812
Green Mountain Coffee Roasters, Inc.* (a)	83,000	3,175,580
Itron, Inc.*	117,000	7,640,100
Jefferies Group, Inc. (a)	133,800	1,544,052
Joy Global, Inc.	177,200	3,691,076
Lam Research Corp.*	72,800	1,471,288
Life Technologies Corp.*	127,800	3,253,788
Martin Marietta Materials, Inc. (a)	20,000	1,610,400
Metabolix, Inc.*	99,500	839,780
Mueller Water Products, Inc. "A" (a)	183,200	1,240,264
Mylan, Inc.* (a)	393,383	4,457,029
NxStage Medical, Inc.*	442,900	1,519,147
Owens & Minor, Inc.	142,200	5,655,294
Perficient, Inc.*	134,100	524,331
Schawk, Inc.	202,100	1,645,094
Somanetics Corp.*	220,600	3,229,584
Stericycle, Inc.*	52,200	2,553,624
Thoratec Corp.*	271,300	7,859,561
THQ, Inc.*	346,650	1,369,268
Ultra Petroleum Corp.*	234,800	8,412,884
Urban Outfitters, Inc.*	123,400	1,922,572
Waddell & Reed Financial, Inc. "A"	143,500	2,026,220

(Cost $139,267,095)		141,319,343

Total Common Stocks (Cost $398,442,421)		323,968,008
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 1.25% (c) (d) (Cost $43,573,970)	43,573,970	43,573,970
Cash Equivalents 2.5%
Cash Management QP Trust, 1.12% (c) (Cost $8,421,212)	8,421,212	8,421,212

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $450,437,603) †	112.7	375,963,190
Other Assets and Liabilities, Net (a)	(12.7)	(42,436,353)

Net Assets	100.0	333,526,837

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $456,072,981. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $80,109,791. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,275,252 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $133,385,043.

(a)

All or a portion of these securities were on loan amounting to $41,174,170. In addition, included in other assets and liabilities, net is a pending sale, amounting to $70,349 that is also on loan. The value of all securities loaned at January 31, 2009 amounted to $41,244,519 which is 12.4% of net assets.

(b)		Security is listed in country of domicile. Significant business activities of company are in Norway.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At January 31, 2009, the DWS Global Opportunities Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Health Care	72,729,856	22.5%
Industrials	63,201,732	19.5%
Information Technology	51,333,474	15.8%
Energy	36,030,025	11.1%
Financials	32,700,833	10.1%
Consumer Discretionary	31,321,145	9.7%
Consumer Staples	17,597,073	5.4%
Utilities	14,958,000	4.6%
Materials	3,273,501	1.0%
Telecommunication Services	822,369	0.3%
Total	323,968,008	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 202,437,683
Level 2	173,525,507

Level 3	-
Total	$ 375,963,190

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009